Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 3 – LEASES

The Company has entered into various non-cancelable operating lease agreements for certain office spaces. The leases have original lease periods expiring between 2024 and 2028. The Company does not assume renewals in its determination of the lease term unless the renewals are considered as reasonably assured.

The following represents the aggregate right-of-use assets and related lease liabilities from operating lease agreements for certain offices as:

	December 31,
	2 0 2 3	2 0 2 2
	U.S. dollars in thousands
Amounts recognized in the consolidated balance sheet – Right-of-use assets, net	$690	$946
Current liabilities	$218	$271
Long-term liabilities	424	615
Total operating leased liabilities	$642	$886

In the third quarter of 2022, the Company returned one floor of office space in Romania, which resulted in a decrease of the right-of-use asset and in the lease liability in the amount of approximately $173 thousand. There were no additional changes in the lease terms in the reported years.

The weighted average lease term and weighted average discount rate as of December 31, 2023, were as follows:

Weighted average lease term – operating lease	3.7 years
Weighted average discount rate – operating lease	6.73%

The future cash flows related to the operating lease liabilities as of December 31, 2023, were as follows:

U.S. dollars in thousands
Years ending December 31:
2024	250
2025	145
2026	141
2027	141
2028	40
Total lease payments (undiscounted)	717
Less – discount to net present value	(75)
Present value of lease liabilities	$642